Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual)
Adjustments to unrecognized income tax liabilities benefits
Common shares dilutive, outstanding